Investments - Changes in Equity Attributable to Intelsat and Equity Attributable to Noncontrolling Interests (Detail) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Schedule of Equity Method Investments [Line Items]
Beginning Balance				$ (742,567)				$ (934,667)	$ (742,567)	$ (934,667)
Net income	$ (4,115,321)	$ 78,967	$ 61,236	55,665	$ 17,220	$ 68,620	$ 67,771	82,896	(3,919,453)	236,506	$ (251,993)
Dividends paid to noncontrolling interests									(8,423)	(8,744)
Share-based compensation									25,921	26,389
Declaration of preferred stock dividend									(9,919)	(9,917)
Postretirement/pension liability adjustment									34,449	(52,002)
Other comprehensive income									(361)	(132)
Ending Balance	(4,620,353)				(742,567)				(4,620,353)	(742,567)	(934,667)
Intelsat S.A. Shareholders' Deficit [Member]
Schedule of Equity Method Investments [Line Items]
Beginning Balance				(776,268)				(975,353)	(776,268)	(975,353)
Net income									(3,923,387)	232,532
Acquisition of remaining interests in WP Com										2,215
Share-based compensation									25,921	26,389	28,553
Declaration of preferred stock dividend									(9,919)	(9,917)	(10,196)
Postretirement/pension liability adjustment									34,449	(52,002)
Other comprehensive income									(361)	(132)
Ending Balance	(4,649,565)				(776,268)				(4,649,565)	(776,268)	(975,353)
Noncontrolling Interest [Member]
Schedule of Equity Method Investments [Line Items]
Beginning Balance				$ 33,701				$ 40,686	33,701	40,686
Net income									3,934	3,974
Dividends paid to noncontrolling interests									(8,423)	(8,744)	(8,671)
Acquisition of remaining interests in WP Com										(2,215)
Ending Balance	$ 29,212				$ 33,701				$ 29,212	$ 33,701	$ 40,686